Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31,	December 31,
	2024	2023
Raw materials	$452,952	$456,731
Working in process	137,682	-
Finished goods	837,082	3,932,259
Total	$1,427,716	$4,388,990

Schedule of Inventories Net

Inventories, net consist of the following:

	December 31,	December 31,
	2024	2023
Gross inventories	$1,467,724	$4,607,058
Less: allowance for impairment	(40,008)	(218,068)
Inventories, net	$1,427,716	$4,388,990

Schedule of Allowance for Impairment Movement	Allowance for impairment movement:
	December 31,	December 31,
	2024	2023
Beginning balance	$218,068	$178,561
(Reversal) /additions	(178,060)	39,507
Ending balance	$40,008	$218,068